2. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Cash in excess of FDIC insurance	$ 9,098
Accumulated deficit	$ (341,396)	$ (8,626)